                              SEPARATE ACCOUNT B



                                 Annual Report



                               December 31, 1998








                      PROVIDENT NATIONAL ASSURANCE COMPANY

                                A Subsidiary of
                           Provident Companies, Inc.

                                   MANAGEMENT

          BOARD OF MANAGERS OF SEPARATE ACCOUNT B


               Henry E. Blaine, Chairman
               H. Grant Law, Jr.
               David G. Fussell
               Susan N. Roth, Secretary
                    to the Board of Managers



                             PRINCIPAL OFFICERS OF
                      PROVIDENT NATIONAL ASSURANCE COMPANY


     J. Harold Chandler, Chairman, President and Chief Executive Officer Thomas R. Watjen, Vice Chairman and Chief Financial Officer
     Robert O. Best, Executive Vice President and Chief Information Officer
     F. Dean Copeland, Executive Vice President and General Counsel
     Thomas B. Heys, Jr., Executive Vice President, Institutional Sales Peter C. Madeja, Executive Vice President
     Jeffrey F. Olingy, Executive Vice President, Sales Support
     Robert C. Greving, Senior Vice President and Chief Actuary
     Ralph A. Rogers, Senior Vice President and Treasurer
     Susan N. Roth, Vice President and Secretary
     Vicki W. Corbett, Vice President and Controller



This report and the financial statements attached are submitted solely for the general information of contract owners of Separate Account B and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN
PROVIDENT NATIONAL'S
VARIABLE ANNUITY CONTRACTS


     This semiannual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended December 31, 1998. Comparative figures which relate to Separate Account B's activities during the second half of 1998 are provided below.

     The accumulation unit value for Separate Account B increased 33.4% for the year 1998, from 11.384926 at year-end 1997 to 15.192155 on December 31, 1998.
During this same period, the S&P 500 index rose by a yield adjusted 28.6%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on December 31, 1998, was 1,043,607, down from 1,310,831 twelve months earlier. As a result of withdrawals, net purchase payments received, and changes in the accumulation unit value, total contract owners' equity on December 31, 1998, was 18,293,024 compared to 16,453,121 on December 31, 1997.


     Performance for 1998 was extremely strong for your fund and for large stocks in general. The S&P 500 index returned 28.6%, which is the first time in history the index has grown over 20% annually for four straight years. The four-year return is a phenomenal 190%, also a record. Performance was fueled by a surprisingly strong economy, coupled with low inflation and declining interest rates. Technology, communication services, and health care were the strongest sectors while energy and basic materials were the weakest. Small stocks performed poorly. For example the Russell 2000 index (comprised of the smallest 2000 of the largest 3000 companies) was actually down 2.2% for the year, a huge discrepancy from the large-company-dominated S&P 500 index.


     As we head into the final year of the millennium, stock market valuations are at record highs and interest rates are low. Any negative surprises for the economy are apt to result in significant market declines. However, the baseline economic outlook is good with low sustainable gross domestic product growth, low inflation, an accommodative Federal Reserve, and a strong fiscal position for the U.S. government that may result in tax cuts or other fiscal stimulus. Fund performance for 1999 is unlikely to keep up with the pace of the past four years, but barring unforeseen surprises, the last year of the 1900's could be a good year.


     Thank you for your continued support.



                               /s/ David Fussell
                               David Fussell
                               Chairman, Board of Managers
                               Provident National Assurance Company
                               Separate Account B

Provident National Assurance Company Separate Account B
Audited Financial Statements


December 31, 1998



Report of Independent Auditors....................   1
Statements of Assets and Liabilities..............   2
Statements of Operations..........................   3
Statements of Changes in Contract Owners' Equity..   4
Schedule of Investments...........................   5
Supplementary Information.........................   8
Notes to Financial Statements.....................  10

[LOGO OF ERNST & YOUNG]  . 300 Krystal Building          . Phone: 423-756-2461
                           One Union Square                Fax:   423-267-0304
                           Chattanooga, Tennessee 37402




                         REPORT OF INDEPENDENT AUDITORS



Board of Managers and Contract Owners
Provident National Assurance Company
 Separate Account B



We have audited the accompanying statements of assets and liabilities of Provident National Assurance Company Separate Account B as of December 31, 1998 and 1997, including the schedule of investments as of December 31, 1998, and the related statements of operations and changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1998, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 and 1997, by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of Provident National Assurance Company Separate Account B at December 31, 1998 and 1997, the results of its operations and the changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1998, and the supplementary information for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.



                                          /s/  Ernst & Young LLP


February 26, 1999

      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

STATEMENTS OF ASSETS AND LIABILITIES


Provident National Assurance Company Separate Account B

                                                                         December 31
                                                                      1998         1997
                                                                   -----------  -----------
ASSETS

Investments:

 Common stocks--at market value
  (cost: 1998--$9,034,126; 1997--$9,939,798)                       $18,333,394  $16,402,456

Cash                                                                    73,237       52,588
Receivable for securities sold                                              --           50
Accrued dividends and interest                                          10,513       17,788
Amounts due from Provident National Assurance Company                    1,222          224
                                                                   -----------  -----------

   TOTAL ASSETS                                                     18,418,366   16,473,106
                                                                   -----------  -----------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Amounts payable for terminations and variable annuity benefits         112,745        2,794
Management fee and other amounts due Provident
 National Assurance Company                                             12,597       17,191
                                                                   -----------  -----------

   TOTAL LIABILITIES                                                   125,342       19,985
                                                                   -----------  -----------


Variable annuity contract owners' equity:
 Deferred annuity contracts terminable by owners--(accumulation units outstanding: 1998--1,043,607.368; 1997--1,310,831.075;
  unit value: 1998--$15.192155; 1997--$11.384926)                   15,854,645   14,923,715
 Annuity contracts in pay-out period                                 2,438,379    1,529,406
                                                                   -----------  -----------

   TOTAL CONTRACT OWNERS' EQUITY                                   $18,293,024  $16,453,121
                                                                   ===========  ===========




See notes to financial statements.

STATEMENTS OF OPERATIONS


Provident National Assurance Company Separate Account B


                                                          Year Ended December 31
                                                        1998       1997       1996
                                                      ---------  ---------  ---------
INVESTMENT INCOME

 Income:

   Dividends                                           $125,202   $147,564   $193,196
   Interest                                               5,447      3,995      8,347
                                                       --------   --------   --------
                                                        130,649    151,559    201,543
                                                       --------   --------   --------

 Expenses--Note C:
   Investment advisory services                          75,117     72,873     67,237
   Mortality and expense assurances                     105,163    102,022     94,131
                                                       --------   --------   --------
                                                        180,280    174,895    161,368
                                                       --------   --------   --------

        NET INVESTMENT INCOME (LOSS)                    (49,631)   (23,336)    40,175
                                                       --------   --------   --------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS--NOTE A

    Net realized gain from investment transactions
     (excluding short-term securities):
        Proceeds from sales                           4,795,716  5,559,161  5,882,270
        Cost of investments sold                      2,751,226  3,512,353  4,404,304
                                                      ---------  ---------  ---------
            Net realized gain                         2,044,490  2,046,808  1,477,966
                                                      ---------  ---------  ---------

    Net unrealized appreciation of investments:
        At end of year                                9,299,268  6,462,658  4,003,349
        At beginning of year                          6,462,658  4,003,349  2,809,091
                                                      ---------  ---------  ---------
        Increase in net unrealized appreciation
             of investments                           2,836,610  2,459,309  1,194,258
                                                      ---------  ---------  ---------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                       4,881,100  4,506,117  2,672,224
                                                      ---------  ---------  ---------

        INCREASE IN CONTRACT OWNERS' EQUITY          $4,831,469 $4,482,781 $2,712,399
        FROM INVESTMENT ACTIVITIES                   ========== ========== ==========

Ratio of expenses to total investment income            137.99%    115.40%     80.07%
                                                     ========== ========== ==========


See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS' EQUITY


Provident National Assurance Company Separate Account B


                                                                  Year Ended December 31
                                                              1998         1997         1996
                                                          -----------  -----------  -----------
Balance at beginning of year                              $16,453,121  $13,917,113  $13,151,831
                                                          -----------  -----------  -----------
From investment activities:

 Net investment income (loss)                                 (49,631)    (23,336)     40,175
 Net realized gain on investments                           2,044,490   2,046,808   1,477,966
 Increase in net unrealized appreciation of investments     2,836,610   2,459,309   1,194,258
                                                            ---------   ---------   ---------
 Increase in contract owners' equity from
  investment activities                                     4,831,469   4,482,781   2,712,399
                                                            ---------   ---------   ---------

From variable annuity contract transactions:

 Net contract purchase payments (Units purchased):
      1998-- 1,326.260;
      1997--16,110.275;
      1996-- 4,869.798;                                        17,001     174,149      35,994
    Terminations and death benefits (Units terminated):
      1998-- 219,758.026;
      1997-- 206,229.494;
      1996-- 243,557.308;                                  (2,718,161) (1,974,221) (1,866,405)
    Variable annuity benefits paid (Number of units):
      1998--  22,625.469;
      1997--  14,527.206;
      1996--  15,310.532;                                    (290,406)   (146,701)   (116,706)
                                                           ----------   ---------   ---------

Decrease in contract owners' equity from variable
  annuity contract transactions                            (2,991,566) (1,946,773) (1,947,117)
                                                          -----------  ----------  ----------

Net increase in contract owner's equity                     1,839,903   2,536,008     765,282
                                                          -----------  ----------  ----------

Balance at end of year                                    $18,293,024 $16,453,121 $13,917,113
                                                          =========== =========== ===========

See notes to financial statements.

SCHEDULE OF INVESTMENTS

Provident National Assurance Company Separate Account B

December 31, 1998

                                     Number of    Market
                                      Shares      Value
                                     ---------  ----------
COMMON STOCKS

 CAPITAL GOODS (12.3%)

   Corning, Inc.                         2,800  $  126,000
   Emerson Electric Company              4,500     272,250
   General Electric Company              7,800     796,088
   Thermo Ecotek Corporation             1,800      19,013
   Thermo Electron Corporation           2,500      42,344
   Textron, Inc.                         5,000     379,688
   Tyco International Ltd.               2,000     150,875
   Waste Management, Inc.                6,400     298,400
   USA Filter Corporation                7,600     173,850
                                                ----------
                                                 2,258,508

 CONSUMER GOODS (6.0%)

   Coca-Cola Company                     3,000     200,625
   Lear Corporation                      3,200     123,200
   Newell Company                        4,000     165,000
   PepsiCo, Inc.                         8,000     327,500
   Proctor & Gamble Company              3,000     273,938
                                                ----------
                                                 1,090,263

  CONSUMER SERVICES (18.0%)

   America Online, Inc.                    800     128,000
   Cendant Corporation                   5,604     106,826
   Comcast Corporation Class A          12,500     733,594
   Gannett Company, Inc.                 6,000     387,000
   InaCom Corporation                    2,300      34,213
   Lowe's Companies, Inc                   800      40,950
   McDonald's Corporation                3,600     275,850
   Office Depot, Inc.                    4,600     169,913
   Safeway, Inc.                        10,400     633,750
   Wal-Mart Stores, Inc.                 4,000     325,750
   Walt Disney Company                   9,600     288,000
   Viacom, Inc. Class B                  2,200     162,800
                                                ----------
                                                 3,286,646

 ENERGY (1.4%)

   Atlantic Richfield Company              800      52,200
   Royal Dutch Petroleum Company         2,900     138,838
   Weatherford International Inc.        3,600      69,750
                                                ----------
                                                   260,788


See notes to financial statements.

Provident National Assurance Company Separate Account B

December 31, 1998

                                        Number of    Market
                                         Shares      Value
                                        ---------  ----------
COMMON STOCKS - Continued

 FINANCIAL (9.2%)

   American Express Company                 4,000  $  409,000
   Chase Manhattan Corporation              9,600     653,400
   BankAmerica Corporation                  4,000     240,500
   First Union Corporation                  3,645     221,662
   Washington Mutual, Inc.                  4,200     160,388
                                                   ----------
                                                    1,684,950

 HEALTH CARE (13.3%)

   Bristol-Myers Squibb Company             3,500     468,344
   Eli Lilly & Company                      2,700     239,963
   HealthSouth Corporation                 21,600     333,450
   Johnson & Johnson                        6,732     564,647
   Medtronic Inc.                           5,000     371,250
   Merck & Company, Inc.                    1,900     280,606
   Tenet Healthcare Corporation             6,800     178,500
                                                   ----------
                                                    2,436,760

 TECHNOLOGY-HARDWARE (11.9%)

   Cisco Systems, Inc.                      3,600     334,125
   Compaq Computer Corporation              6,000     251,625
   Hewlett Packard Company                  3,000     204,938
   Lucent Technologies, Inc.                6,088     669,680
   SCI Systems, Inc.                       10,000     577,500
   3Com Corporation                         3,250     145,641
                                                   ----------
                                                    2,183,509

 TECHNOLOGY-SOFTWARE (10.5%)

   Computer Associates International       10,500     447,563
   First Data Corporation                   3,300     104,569
   Microsoft Corporation                    7,000     970,813
   National Data Corporation                1,500      73,031
   Oracle Corporation                       7,500     323,438
                                                   ----------
                                                    1,919,414


See noted to financial statements.

Provident National Assurance Company Separate Account B

December 31, 1998


                                                 Number of     Market
                                                  Shares       Value
                                                 ---------  ------------
COMMON STOCKS - Continued

 TECHNOLOGY-OTHER (4.0%)

   Intel Corporation                                 5,700  $   675,806
   Motorola, Inc.                                    1,000       61,063
                                                            -----------
                                                                736,869

 TELECOMMUNICATIONS (13.6%)

   Airtouch Communications, Inc.                    11,000      793,375
   AT&T Corporation                                  4,430      333,358
   MCI Worldcom, Inc.                               14,800    1,061,900
   Sprint Corporation FON Group                      3,000      252,374
   Sprint Corporation PCS Group                      1,500       34,680
                                                            -----------
                                                              2,475,687
                                                            -----------

TOTAL COMMON STOCKS (100.2%)                                 18,333,394
                                                            -----------

TOTAL INVESTMENTS (100.2%)                                   18,333,394

CASH AND RECEIVABLES LESS LIABILITIES (-0.2%)                   (40,370)
                                                            -----------

TOTAL VARIABLE ANNUITY CONTRACT
 OWNERS' EQUITY (100.0%)                                    $18,293,024
                                                            ===========


See notes to financial statements.

SUPPLEMENTARY INFORMATION

Provident National Assurance Company Separate Account B



Selected data for an accumulation unit outstanding throughout each year excluding sales loads:

                                                                 Year Ended December 31
                                                1998          1997         1996         1995         1994
                                            ------------  ------------  -----------  -----------  -----------

Investment income                           $     0.10    $      .10    $      .11   $      .13   $      .15
Expenses                                          0.14           .12           .09          .07          .07
                                            ----------    ----------    ----------   ----------   ----------
Net investment income (loss)                     (0.04)         (.02)          .02          .06          .08
Net realized and unrealized gain (loss)
 on investments                                   3.85          2.96          1.51         1.44         (.32)
                                            ----------    ----------    ----------   ----------   ----------
Net increase (decrease) in contract
 owners' equity                                   3.81          2.94          1.53         1.50         (.24)
Net contract owners' equity:
 Beginning of year                               11.38          8.44          6.91         5.41         5.65
                                            ----------    ----------    ----------   ----------   ----------

 End of year                                $    15.19    $    11.38    $     8.44   $     6.91   $     5.41
                                            ==========    ==========    ==========   ==========   ==========

Ratio of expenses to average contract
 owners' equity                                   1.07%         1.16%         1.20%        1.21%        1.21%
Ratio of net investment income (loss) to
 average contract owners' equity                 (0.30%)       (0.16%)        0.30%        0.89%        1.72%
Portfolio turnover                                  11%           25%           28%         101%          70%
Number of accumulation units
 outstanding at end of year                  1,043,607     1,310,831     1,538,926    1,767,394    2,097,793


See notes to financial statements.

Provident National Assurance Company Separate Account B



Selected data for an accumulation unit outstanding throughout each year excluding sales loads:

                                                                Year Ended December 31
                                               1993         1992         1991         1990         1989
                                            -----------  -----------  -----------  -----------  -----------

Investment income                           $     0.14   $      .12   $      .13   $      .13   $      .12
Expenses                                          0.06          .06          .05          .04          .04
                                            ----------   ----------   ----------   ----------   ----------
Net investment income (loss)                      0.08          .06          .08          .09          .08
Net realized and unrealized gain (loss)
 on investments                                    .54         (.07)        1.22         (.16)         .64
                                            ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in contract
 owners' equity                                    .62         (.01)        1.30         (.07)         .72
Net contract owners' equity:
 Beginning of year                                5.03         5.04         3.74         3.81         3.09
                                            ----------   ----------   ----------   ----------   ----------

 End of year                                $     5.65   $     5.03   $     5.04   $     3.74   $     3.81
                                            ==========   ==========   ==========   ==========   ==========

Ratio of expenses to average contract
 owners' equity                                   1.22%        1.21%        1.21%        1.22%        1.21%
Ratio of net investment income (loss) to
 average contract owners' equity                  1.39         1.36%        1.91%        2.34%        2.36%
Portfolio turnover                                  57%          35%          42%          58%         104%
Number of accumulation units
 outstanding at end of year                  2,242,809    2,655,895    2,854,559    3,031,469    3,667,660




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Provident National Assurance Company Separate Account B



NOTE A--INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Provident National Assurance Company (a wholly-owned subsidiary of Provident Companies, Inc.) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks and bonds are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.

Realized and unrealized gains and losses are credited to or charged to variable annuity contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $9,728,100 and gross unrealized losses of $428,832 at December 31, 1998. Security transactions are recorded on the day after the securities are purchased or sold. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the three years in the period ended December 31, 1998 is shown below.

                                         Year Ended December 31
                                     1998         1997         1996
                                  -----------  -----------  -----------
Cost of investments purchased     $11,431,634  $12,440,923  $ 9,751,620
 Less:  Short-term securities       9,586,080    8,714,428    6,012,666
                                  -----------  -----------  -----------
                                  $ 1,845,554  $ 3,726,495  $ 3,738,954
                                  ===========  ===========  ===========

Proceeds from investments sold    $14,383,400  $14,470,491  $11,698,035
 Less:  Short-term securities       9,587,684    8,911,330    5,815,765
                                  -----------  -----------  -----------
                                  $ 4,795,716  $ 5,559,161  $ 5,882,270
                                  ===========  ===========  ===========

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS

Provident National Assurance Company Separate Account B


NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Provident National Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C--EXPENSES

Deductions are made by Provident National Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

NOTE D--COMMITMENTS

On May 15, 1998 Provident completed an Asset Transfer and Acquisition Agreement under which American General Corporation assumed Provident's individual and tax-sheltered annuity business including all individual annuities. In accordance with the agreement, American General Corporation, through its subsidiaries Variable Annuity Life Insurance Company and American General Annuity assumed the administration, but not the ownership, of Provident's two registered separate accounts, Separate Account B and The Paul Revere Variable Annuity Contract Accumulation Fund. The administration services provided to the Fund by American General Corporation include processing of unit transactions and daily unit valuation calculations subsequent to December 1, 1998 as well as accounting and other services. These services were previously performed by Provident. Fees for such services are deducted from Separate Account B as shown in the Statements of Operations.

ACCUMULATION UNIT VALUE TABLE
(Unaudited)


Provident National Assurance Company Separate Account B

End of Month     Accumulation Unit Value  End of Month  Accumulation Unit Value
---------------  -----------------------  ------------  -----------------------
December 1968          1.036279           March 1994            5.386379
December 1969          1.080379           June                  5.274454
December 1970          1.030039           September             5.475394
December 1971          1.178612           December              5.410722
December 1972          1.403795           March 1995            5.656995
December 1973          1.126624           June                  6.194660
December 1974           .863269           September             6.505252
December 1975          1.022844           December              6.908158
December 1976          1.156853           March 1996            7.309625
December 1977          1.064425           June                  7.593667
December 1978          1.094150           September             7.851947
December 1979          1.219189           December              8.435567
December 1980          1.555258           March 1997            8.468896
December 1981          1.473246           June                 10.238554
December 1982          1.812441           September            11.146167
December 1983          2.132092           December             11.384926
December 1984          2.029912           January 1998         11.579188
December 1985          2.480050           February             12.469525
December 1986          2.743444           March                12.975484
December 1987          2.734169           April                13.175727
December 1988          3.087892           May                  12.691816
December 1989          3.812606           June                 13.465013
December 1990          3.736441           July                 13.375934
December 1991          5.036212           August               11.083512
March, 1992            4.735470           September            11.758633
June                   4.585274           October              12.780012
September              4.694884           November             13.777563
December               5.028547           December             15.192155
March 1993             5.208499
June                   5.190340
September              5.441446
December               5.646864

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000.

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1991, on the last valuation day of each quarter from March 1992 through December 1997, and on the last valuation day of each month of 1998. The results shown should not be considered as a representation of the results which may be realized in the future.